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                     METLIFE INVESTORS INSURANCE COMPANY USA
                    METLIFE INVESTORS USA SEPARATE ACCOUNT A

                       METROPOLITAN LIFE INSURANCE COMPANY
                      METROPOLITAN LIFE SEPARATE ACCOUNT E

                        SUPPLEMENT DATED JULY 21, 2016 TO
                       THE PROSPECTUSES DATED MAY 1, 2016

This supplement updates the Examples section of the prospectuses for MetLife Growth and Income variable annuity contracts issued by MetLife Investors Insurance Company USA ("MetLife USA") and Metropolitan Life Insurance Company (together with MetLife USA, "we," "us," or "our").

This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at: Annuity Service Center, P.O. Box 770001, Cincinnati, OH 45277-0051 or call us at (800) 544-2442 to request a free copy.

EXAMPLES

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract Owner transaction expenses, Variable Account Annual Expenses, and Investment Option fees and expenses.

The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the joint Annuitants Variable Account Product Charge of 2.05% and Total Annual Portfolio Expenses (including Acquired Fund Fees and Expenses) of 0.88% for the Fidelity VIP FundsManager 60% Portfolio and 0.82% for the Fidelity VIP FundsManager 50% Portfolio as the Investment Option fees and expenses. An example based on the Money Market Portfolio's fees and expenses is not presented, because you may not allocate Purchase Payment or Contract Value to the Money Market Portfolio. Please refer to "Purchase--Free Look" in your prospectus for more information. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as indicated in the tables below.

Fidelity VIP FundsManager 50% Portfolio (for contracts issued based on
---------------------------------------
applications signed and dated on and after July 21, 2012):

    (1) If you surrender your contract at the end of the applicable time period:

                                                        TIME PERIODS
                                           -------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
           Fidelity VIP FundsManager 50%     $487    $1,080    $1,698     $3,162
           Portfolio


    (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                                                        TIME PERIODS
                                           -------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
           Fidelity VIP FundsManager 50%     $287      $880    $1,498     $3,162
           Portfolio


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Fidelity VIP FundsManager 60% Portfolio (for contracts issued based on
---------------------------------------
applications signed and dated prior to July 21, 2012):

    (1) If you surrender your contract at the end of the applicable time period:

                                                        TIME PERIODS
                                           -------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
           Fidelity VIP FundsManager 60%     $493    $1,097    $1,727     $3,219
           Portfolio


    (2) If you do not surrender your contract or if you annuitize at the end of the applicable time period:

                                                        TIME PERIODS
                                           -------------------------------------
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------
           Fidelity VIP FundsManager 60%     $293      $897    $1,527     $3,219
           Portfolio


The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Option. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples.


        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


P.O. Box 770001                                        Telephone: (800) 544-2442
Cincinnati, OH 45277-0051

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